Subsequent Events (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 09, 2015	Jun. 30, 2015
2014 Facility 2 [Member]
Subsequent Event [Line Items]
Repayment of bank debt		¥ 85,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of pledge released and deposited as unrestricted	¥ 85,000
Subsequent Event [Member] | 2014 Facility 2 [Member]
Subsequent Event [Line Items]
Repayment of bank debt	¥ 85,000